Details to the consolidated statements of cash flows (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [line items]
Net cash flows	$ 0	$ 0	$ (209)	$ (9,901)
Acquisitions
Statement [line items]
Net assets recognized as a result of acquistions of businesses	0	(32)	(229)	(10,030)
Fair value of previously held equity interests	20		20
Contingent consideration payables, net		17	0	77
Payments, deferred consideration and other adjustments, net		13	(2)	65
Net cash flows	0	(2)	(211)	(9,888)
Divestments
Statement [line items]
Net cash flows	$ 0	$ 2	$ 2	(13)
Net cash outflows from divestments				(15)
Divested business				$ 2